#102 - 930 West 1st Street, North Vancouver, BC V7P 3N4	www.braintech.com

December 5, 2005

United States Securities and Exchange Commission

Washington, D.C. 20549

Attention:	Brad Skinner

Accounting Branch Chief

Room 4561

Dear Sirs:

Re:	Braintech, Inc.

Item 4.01 Form 8-K

Filed November 25, 2005

File No. 000-24911

The management of Braintech takes very seriously its responsibility to provide full and complete disclosure to shareholders and to the public in general. In this regard, we welcome your assistance in our compliance with the applicable disclosure requirements and the enhancement of the overall disclosure in our filings.

In addition to the following responses to your comments, at the suggestion of KPMG, we have also amended the first paragraph of the Form 8-K to directly quote from the Report Of Independent Registered Public Accounting Firm rather than paraphrasing the section regarding going concern assumption.

SEC Comment 1.

Please amend your disclosure to state whether during your two most recent fiscal years and any subsequent interim period through the date of dismissal there were any disagreements with the former accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports. In the event of disagreement(s) and/or reportable events(s), provide the specific disclosures required by Item 304(a)(1)(iv) and (v) of Regulation S-B.

Response

The Company has amended the related Item 4.01 Form 8-K disclosure as follows:

“During the Company’s two most recent fiscal years ended December 31, 2004, and interim period through the date of their dismissal, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports.”

SEC Comment 2.

Amend your disclosure regarding consultations with your new auditor to state whether there were consultations in the two most recent fiscal years and the subsequent interim period through their engagement. See Item 304(a)(2) of Regulation S-B.

Response

The Company has amended the related Item 4.01 Form 8-K disclosure as follows:

“During the Company’s two most recent fiscal years ended December 31, 2004, and interim period through the date of their engagement, neither the Company, nor someone on its behalf, consulted Smythe Ratcliffe, regarding the application of accounting principles to a specific complete or contemplated transaction, or the type of audit opinion that might be rendered on the Company’s financial statements and neither written nor oral advice was provided that was an important factor considered by the Company in reaching a decision as to any accounting, auditing or financial reporting issue.”

SEC Comment 3.

To the extent that you make changes to the Form 8-K to comply with our comments, please obtain and file an updated Exhibit 16 letter from the former accountants stating whether the accountant agrees with the statements made in your revised Form 8-K.

Response

The Company has obtained and filed an updated Exhibit 16 letter from KPMG stating whether they agree with the statements made in our revised Form 8-K.

In connection with the Company’s response to your comments the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours very truly

   /s/ Owen Jones                                                            /s/ Edward White

Owen Jones	Edward White
Chief Executive Officer	Chief Financial Officer